Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current trade and other payables
Trade payables	$ 10,973	$ 7,725	$ 5,692
Shares to be issued	10,000	2,500
Accruals	13,188	1,321	4,322
Related party payable			477
Payroll liabilities	3,574	2,077	2,210
Sales tax payable		116	949
Deferred income	10	318	974
Other creditors	184	540	833
Total current trade and other payables	37,929	14,597	15,457
Non-current other payables
Non-current accrued interest		6,129
Non-current accrued loan and other fees		314
Total non-current other payables		$ 6,443